Revenues - Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Other income	$ 717,141	$ 187,705
Revenues	124,465,322	16,464,649
Time Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	18,384,522	8,937,026
Bareboat Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	0	1,388,990
Voyage Charter Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 105,363,659	$ 5,950,928